Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Other assets-Other:
Securities received as collateral		¥ 231,842	¥ 187,753
Goodwill and other intangible assets		120,187	123,486
Deferred tax assets		21,941	19,718
Investments in equity securities for other than operating purposes		159,146	162,644
Prepaid expenses		48,378	10,741
Other		336,575	318,224
Total, Other assets-Other		918,069	822,566
Other liabilities:
Obligation to return securities received as collateral		231,842	187,753
Accrued income taxes		38,186	48,632
Other accrued expenses and provisions		375,403	446,920
Other	[1]	492,589	533,794
Total, Other liabilities		¥ 1,138,020	¥ 1,217,099

[1]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2015 and September 30, 2015, carrying values were \258,310 million and \247,503 million, respectively, and estimated fair values were \261,039 million and \250,232 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.